COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Bodily Injury Claims) (Details) - Claim	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Contingency Pending Claims Numer Roll Forward
Outstanding claims, January 1	248	224	221
New claims	81	101	63
Settled and dismissed claims	(75)	(77)	(60)
Outstanding claims, December 31	254	248	224